Convertible Note Arrangement - Derivative liability roll forward (Details) - CAD ($) $ in Thousands	2 Months Ended	11 Months Ended	12 Months Ended
	Feb. 13, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible note payable
Balance at beginning of year	$ 0	$ 74,348	$ 0
Initial recognition at fair value	74,348
Gain on financial derivative liability			(6,683)	$ (27,686)	$ 12,952
Portion derecognized due to conversions		(840)
Revaluation to fair value		(30,758)
Foreign exchange loss (gain)		(516)
Accretion		146
Balance at end of year	74,348	42,380	42,380	0
Convertible Notes Payable
Interest settlement of 2026 Notes			(1,656)	(3,183)
Convertible note payable
Convertible note payable
Balance at beginning of year	0	60,108	0
Initial recognition at fair value	60,108
Portion derecognized due to conversions		(840)
Revaluation to fair value		(18,685)
Foreign exchange loss (gain)		(482)
Balance at end of year	60,108	40,101	40,101	0
Warrants
Convertible note payable
Balance at beginning of year	0	13,519	0
Initial recognition at fair value	13,519
Revaluation to fair value		(12,073)
Foreign exchange loss (gain)		(25)
Balance at end of year	13,519	1,421	1,421	0
Royalty
Convertible note payable
Balance at beginning of year	0	721	0
Initial recognition at fair value	721
Foreign exchange loss (gain)		(9)
Accretion		146
Balance at end of year	$ 721	$ 858	$ 858	$ 0